Losses Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Losses Per Share [Abstract]
Schedule of Basic Earnings Per Share

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

	Year ended December 31, 2022
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic earnings per share
Loss attributable to equity holders of the Company	$(11,014,131)	9,211,973	$(1.20)
Diluted earnings per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares	$(11,014,131)	9,211,973	$(1.20)

	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic earnings per share
Loss attributable to equity holders of the Company	$(804,977)	18,411,714	$(0.04)
Diluted earnings per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares	$(804,977)	18,411,714	$(0.04)
	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic losses per share
Loss attributable to equity holders of the Company (Note 1)	$(85,004,692)	24,541,271	$(3.46)
Diluted losses per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares (Note 2)	$(85,004,692)	24,541,271	$(3.46)